Effective October 29, 2012, the table of contents for the SAI Part II referenced in the Fund's SAI Part I is restated in its entirety as follows:

Table of Contents of SAI Part II

DEFINITIONS                                                                                                                                               II-1

MANAGEMENT OF THE FUND                                                                                                              II-1

DISTRIBUTION PLAN                                                                                                                               II-3

FINANCIAL INTERMEDIARY COMPENSATION                                                                               II-5

INVESTMENT STRATEGIES, RISKS, AND RESTRICTIONS                                                             II-5

NET INCOME AND DISTRIBUTIONS                                                                                                    II-5

TAX CONSIDERATIONS                                                                                                                          II-5

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS                                             II-14

DISCLOSURE OF PORTFOLIO HOLDINGS                                                                                           II-16

DETERMINATION OF NET ASSET VALUE                                                                                         II-17

SHAREHOLDER SERVICES                                                                                                                      II-18

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES                                                 II-19

APPENDIX A - TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND           II-21

APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES                                                     II-26

APPENDIX C - FINANCIAL INTERMEDIARY COMPENSATION                                                  II-33

APPENDIX D - INVESTMENT STRATEGIES AND RISKS                                                                II-37

APPENDIX E - INVESTMENT RESTRICTIONS                                                                                   II-54

APPENDIX F - RECIPIENTS OF NON-PUBLIC PORTFOLIO HOLDINGS ON AN
ONGOING BASIS                                                                                                                                       II-60

APPENDIX G - DESCRIPTION OF RATINGS                                                                                       II-61

Effective immediately, the sub-section entitled “The Fund” under “Management of the Fund” is hereby restated in its entirety as follows:

The Fund
The Fund is a diversified series of the Trust.  The Trust is an open-end management investment company.

Effective February 28, 2013, the sub-sections entitled “Compensation,” “Ownership of Fund Shares,” and “Other Accounts” in Appendix C entitled “Portfolio Manager(s),” are hereby restated in their entirety as follows:

Compensation
Portfolio manager compensation is reviewed annually. As of December 31, 2011, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2011, the following benchmarks were used to measure the portfolio manager's performance for the Fund and/or comparable accounts:

Portfolio Manager	Benchmark(s)
Benjamin Nastou	The Dow Jones-UBS Commodity Index Lipper Commodities General Funds

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MFS Commodity Strategy Fund

James J. Calmas	Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index

Natalie I. Shapiro	The Dow Jones-UBS Commodity Index Lipper Commodities General Funds

Additional or different benchmarks, including versions of indices and custom indices, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of April 30, 2012. The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. $100,001 – $500,000
E. $500,001 – $1,000,000
F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Benjamin Nastou	N
James J. Calmas	N
Natalie I. Shapiro	N

Other Accounts
In addition to the Fund, the Fund’s portfolio manager is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of April 30, 2012, were as follows:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Benjamin Nastou	4	$1.5 billion	2	$221.5 million	0	N/A
James J. Calmas	8	$3.0 billion	2	$827 million	0	N/A
Natalie I. Shapiro	5	$1.6 billion	2	$221.5 million	0	N/A

* Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

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